SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2021
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	1 – 6 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 – 5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	Lesser of lease term or estimated useful life